UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21484
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: January 31, 2011

Calamos Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (26.9%)
	Consumer Discretionary (5.5%)
14,040,000	DISH Network Corp. 7.125%, 02/01/16	$14,742,000
4,529,000	Exide Technologies* 8.625%, 02/01/18	4,795,079
13,587,000	General Motors Corp.** 7.200%, 01/15/11	4,891,320
15,398,000	Hanesbrands, Inc.‡ 3.831%, 12/15/14	15,494,237
6,522,000	Jarden Corp. 7.500%, 05/01/17	6,897,015
4,529,000	Liberty Media Corp. 8.250%, 02/01/30	4,427,097
3,170,000	Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,288,875
4,425,000	MGM Resorts International 7.500%, 06/01/16	4,225,875
6,703,000	NetFlix, Inc. 8.500%, 11/15/17	7,607,905
	Royal Caribbean Cruises, Ltd.
11,775,000	7.500%, 10/15/27	11,730,844
4,167,000	7.250%, 06/15/16	4,521,195
	Service Corp. International
4,529,000	6.750%, 04/01/16	4,749,789
3,623,000	7.000%, 05/15/19	3,740,748
1,585,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	1,688,025

		92,800,004

	Consumer Staples (1.9%)
10,643,000	Chiquita Brands International, Inc. 7.500%, 11/01/14	10,776,038
5,118,000	Darling International, Inc.* 8.500%, 12/15/18	5,553,030
1,236,000	Del Monte Foods Company 7.500%, 10/15/19	1,526,460
13,587,000	Smithfield Foods, Inc. 7.750%, 07/01/17	14,470,155

		32,325,683

	Energy (4.4%)
2,296,000	Berry Petroleum Company 8.250%, 11/01/16	2,428,020
3,623,000	Brigham Exploration Company* 8.750%, 10/01/18	3,994,357
2,989,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	3,160,867
7,246,000	Comstock Resources, Inc. 8.375%, 10/15/17	7,481,495
4,982,000	Concho Resources, Inc.µ 8.625%, 10/01/17	5,505,110
1,812,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,868,625
	Frontier Oil Corp.
4,058,000	6.875%, 11/15/18	4,200,030
906,000	8.500%, 09/15/16	983,010
2,717,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	2,778,133
2,301,000	Holly Corp. 9.875%, 06/15/17	2,548,358
4,529,000	Petrohawk Energy Corp. 7.125%, 04/01/12	4,551,645
2,717,000	Pride International, Inc. 8.500%, 06/15/19	3,233,230
4,529,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	4,596,935
	Swift Energy Company
7,246,000	8.875%, 01/15/20	7,970,600
5,847,000	7.125%, 06/01/17	6,000,484
4,158,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	4,324,320
7,058,000	Williams Companies, Inc. 7.750%, 06/15/31	7,916,570

		73,541,789

	Financials (2.3%)
15,072,000	Leucadia National Corp. 8.125%, 09/15/15	16,654,560
9,058,000	Nuveen Investments, Inc. 10.500%, 11/15/15	9,375,030
3,170,000	OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	3,360,200
9,511,000	Senior Housing Properties Trust 8.625%, 01/15/12	9,976,535

		39,366,325

	Health Care (2.6%)
4,529,000	Community Health Systems, Inc. 8.875%, 07/15/15	4,795,079
5,435,000	Giant Funding Corp.* 8.250%, 02/01/18	5,659,194
	HealthSouth Corp.
2,264,000	7.750%, 09/15/22	2,365,880
1,812,000	7.250%, 10/01/18	1,864,095
	Mylan, Inc.*
4,529,000	7.875%, 07/15/20	5,032,851
3,773,000	7.625%, 07/15/17	4,131,435
3,623,000	Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	3,985,300
	Valeant Pharmaceuticals International, Inc.*
8,152,000	7.000%, 10/01/20	8,447,510
1,359,000	6.750%, 10/01/17	1,406,565
4,982,000	Warner Chilcott Company, LLC* 7.750%, 09/15/18	5,206,190

		42,894,099

	Industrials (2.5%)
3,623,000	BE Aerospace, Inc. 8.500%, 07/01/18	3,958,128
2,038,000	Belden, Inc.µ 7.000%, 03/15/17	2,078,760
4,529,000	Gardner Denver, Inc. 8.000%, 05/01/13	4,579,951

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,103,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	$4,287,635
		Oshkosh Corp.
2,174,000		8.500%, 03/01/20	2,440,315
1,250,000		8.250%, 03/01/17	1,378,125
4,529,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	4,834,707
3,134,000		SPX Corp. 7.625%, 12/15/14	3,439,565
1,812,000		Terex Corp. 8.000%, 11/15/17	1,884,480
4,293,000		Triumph Group, Inc. 8.000%, 11/15/17	4,572,045
3,623,000		Tutor Perini Corp.* 7.625%, 11/01/18	3,713,575
4,529,000		WESCO Distribution, Inc. 7.500%, 10/15/17	4,687,515

			41,854,801

		Information Technology (2.7%)
		Advanced Micro Devices, Inc.
8,152,000		7.750%, 08/01/20	8,396,560
3,904,000		8.125%, 12/15/17	4,108,960
		Amkor Technology, Inc.
14,492,000		9.250%, 06/01/16	15,379,635
2,717,000		7.375%, 05/01/18	2,849,454
3,804,000		Equinix, Inc.µ 8.125%, 03/01/18	4,127,340
815,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	886,312
1,812,000		Lexmark International, Inc. 6.650%, 06/01/18	1,959,066
6,703,000		Xerox Corp. 8.000%, 02/01/27	6,818,861

			44,526,188

		Materials (2.0%)
1,812,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	1,950,821
2,448,000		Nalco Holding Company 8.250%, 05/15/17	2,701,980
2,754,000		Silgan Holdings, Inc. 7.250%, 08/15/16	2,960,550
		Steel Dynamics, Inc.
5,589,000		7.750%, 04/15/16	5,973,244
1,268,000		7.625%, 03/15/20*	1,363,100
		Union Carbide Corp.~
9,918,000		7.875%, 04/01/23	10,615,106
7,835,000		7.500%, 06/01/25	8,188,296

			33,753,097

		Telecommunication Services (3.0%)
		Frontier Communications Corp.
16,032,000		9.000%, 08/15/31µ	17,074,080
3,442,000		8.250%, 04/15/17	3,872,250
4,454,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	4,676,700
13,161,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	13,588,732
4,529,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	4,636,564
		Windstream Corp.
3,624,000		7.750%, 10/15/20*	3,759,900
2,717,000		8.625% 08/01/16*	2,893,605

			50,501,831

		TOTAL CORPORATE BONDS (Cost $439,562,331)	451,563,817

CONVERTIBLE BONDS (12.6%)
		Consumer Discretionary (2.0%)
7,000,000		General Motors Corp. - Series C** 6.250%, 07/15/33	2,405,900
		Interpublic Group of Companies, Inc.
7,500,000		4.250%, 03/15/23	8,278,125
1,795,000		4.750%, 03/15/23	2,097,906
15,000,000		Liberty Media Corp. (Time Warner, Inc.)§ 3.125%, 03/30/23	17,156,250
5,680,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	4,110,900

			34,049,081

		Energy (0.6%)
8,290,000		SM Energy Company 3.500%, 04/01/27	10,279,600

		Financials (1.4%)
20,020,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	23,148,125

		Industrials (1.1%)
18,000,000		Trinity Industries, Inc. 3.875%, 06/01/36	17,887,500

		Information Technology (5.4%)
3,250,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	5,688,518
16,000,000		Euronet Worldwide, Inc. 3.500%, 10/15/25	15,920,000
31,500,000		Intel Corp.µ 2.950%, 12/15/35	32,169,375
33,900,000		Linear Technology Corp. 3.000%, 05/01/27	36,696,750

			90,474,643

		Materials (2.1%)
12,500,000		Anglo American, PLC 4.000%, 05/07/14	23,094,440
9,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	10,665,000
2,000,000		Newmont Mining Corp.µ 3.000%, 02/15/12	2,552,500

			36,311,940

		TOTAL CONVERTIBLE BONDS (Cost $211,154,463)	212,150,889

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (1.4%)
		United States Treasury Note~
13,360,000		0.875%, 04/30/11	$13,384,529
9,284,000		0.875%, 02/28/11	9,289,802

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $22,671,151)	22,674,331

SOVEREIGN BONDS (1.4%)
		Federal Republic of Brazil
3,125,000	BRL	10.000%, 01/01/12	18,506,385
906,000	BRL	10.000%, 01/01/13	5,224,299

		TOTAL SOVEREIGN BONDS (Cost $23,511,584)	23,730,684

SYNTHETIC CONVERTIBLE SECURITIES (3.7%)
Corporate Bonds (2.8%)
		Consumer Discretionary (0.6%)
1,460,000		DISH Network Corp. 7.125%, 02/01/16	1,533,000
471,000		Exide Technologies* 8.625%, 02/01/18	498,671
1,413,000		General Motors Corp.** 7.200%, 01/15/11	508,680
1,602,000		Hanesbrands, Inc.‡ 3.831%, 12/15/14	1,612,012
678,000		Jarden Corp. 7.500%, 05/01/17	716,985
471,000		Liberty Media Corp. 8.250%, 02/01/30	460,403
330,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	342,375
460,000		MGM Resorts International 7.500%, 06/01/16	439,300
697,000		NetFlix, Inc. 8.500%, 11/15/17	791,095
		Royal Caribbean Cruises, Ltd.
1,225,000		7.500%, 10/15/27	1,220,406
433,000		7.250%, 06/15/16	469,805
		Service Corp. International
471,000		6.750%, 04/01/16	493,961
377,000		7.000%, 05/15/19	389,253
165,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	175,725

			9,651,671

		Consumer Staples (0.2%)
1,107,000		Chiquita Brands International, Inc. 7.500%, 11/01/14	1,120,837
532,000		Darling International, Inc.* 8.500%, 12/15/18	577,220
129,000		Del Monte Foods Company 7.500%, 10/15/19	159,315
1,413,000		Smithfield Foods, Inc. 7.750%, 07/01/17	1,504,845

			3,362,217

		Energy (0.4%)
239,000		Berry Petroleum Company 8.250%, 11/01/16	252,743
377,000		Brigham Exploration Company* 8.750%, 10/01/18	415,642
311,000		Complete Production Services, Inc.µ 8.000%, 12/15/16	328,882
754,000		Comstock Resources, Inc. 8.375%, 10/15/17	778,505
518,000		Concho Resources, Inc.µ 8.625%, 10/01/17	572,390
188,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	193,875
		Frontier Oil Corp.
422,000		6.875%, 11/15/18	436,770
94,000		8.500%, 09/15/16	101,990
283,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	289,368
239,000		Holly Corp. 9.875%, 06/15/17	264,693
471,000		Petrohawk Energy Corp. 7.125%, 04/01/12	473,355
283,000		Pride International, Inc. 8.500%, 06/15/19	336,770
471,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	478,065
		Swift Energy Company
754,000		8.875%, 01/15/20	829,400
608,000		7.125%, 06/01/17	623,960
432,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	449,280
734,000		Williams Companies, Inc. 7.750%, 06/15/31	823,287

			7,648,975

		Financials (0.2%)
1,568,000		Leucadia National Corp. 8.125%, 09/15/15	1,732,640
942,000		Nuveen Investments, Inc. 10.500%, 11/15/15	974,970
330,000		OMEGA Healthcare Investors, Inc. 7.500%, 02/15/20	349,800
989,000		Senior Housing Properties Trust 8.625%, 01/15/12	1,037,409

			4,094,819

		Health Care (0.3%)
471,000		Community Health Systems, Inc. 8.875%, 07/15/15	498,671
565,000		Giant Funding Corp.* 8.250%, 02/01/18	588,306
		HealthSouth Corp.
236,000		7.750%, 09/15/22	246,620
188,000		7.250%, 10/01/18	193,405
		Mylan, Inc.*
471,000		7.875%, 07/15/20	523,399
392,000		7.625%, 07/15/17	429,240

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

377,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	$414,700
		Valeant Pharmaceuticals International, Inc.*
848,000		7.000%, 10/01/20	878,740
141,000		6.750%, 10/01/17	145,935
518,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	541,310

			4,460,326

		Industrials (0.3%)
377,000		BE Aerospace, Inc. 8.500%, 07/01/18	411,873
212,000		Belden, Inc.µ 7.000%, 03/15/17	216,240
471,000		Gardner Denver, Inc. 8.000%, 05/01/13	476,299
427,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	446,215
		Oshkosh Corp.
226,000		8.500%, 03/01/20	253,685
130,000		8.250%, 03/01/17	143,325
471,000		Spirit AeroSystems Holdings, Inc. 7.500%, 10/01/17	502,792
326,000		SPX Corp. 7.625%, 12/15/14	357,785
188,000		Terex Corp. 8.000%, 11/15/17	195,520
447,000		Triumph Group, Inc. 8.000%, 11/15/17	476,055
377,000		Tutor Perini Corp.* 7.625%, 11/01/18	386,425
471,000		WESCO Distribution, Inc. 7.500%, 10/15/17	487,485

			4,353,699

		Information Technology (0.3%)
		Advanced Micro Devices, Inc.
848,000		7.750%, 08/01/20	873,440
406,000		8.125%, 12/15/17	427,315
		Amkor Technology, Inc.
1,508,000		9.250%, 06/01/16	1,600,365
283,000		7.375%, 05/01/18	296,796
396,000		Equinix, Inc.µ 8.125%, 03/01/18	429,660
85,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	92,438
188,000		Lexmark International, Inc. 6.650%, 06/01/18	203,258
697,000		Xerox Corp. 8.000%, 02/01/27	709,048

			4,632,320

		Materials (0.2%)
188,000		Allegheny Ludlum Corp. 6.950%, 12/15/25	202,403
255,000		Nalco Holding Company 8.250%, 05/15/17	281,456
286,000		Silgan Holdings, Inc. 7.250%, 08/15/16	307,450
		Steel Dynamics, Inc.
581,000		7.750%, 04/15/16	620,944
132,000		7.625%, 03/15/20*	141,900
		Union Carbide Corp.~
1,032,000		7.875%, 04/01/23	1,104,536
815,000		7.500%, 06/01/25	851,750

			3,510,439

		Telecommunication Services (0.3%)
		Frontier Communications Corp.
1,668,000		9.000%, 08/15/31µ	1,776,420
358,000		8.250%, 04/15/17	402,750
463,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	486,150
1,369,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	1,413,493
471,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	482,186
		Windstream Corp.
376,000		7.750%, 10/15/20*	390,100
283,000		8.625% 08/01/16*	301,395

			5,252,494

		TOTAL CORPORATE BONDS	46,966,960

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
1,390,000		0.875%, 04/30/11	1,392,552
966,000		0.875%, 02/28/11	966,604

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	2,359,156

Sovereign Bonds (0.2%)
		Federal Republic of Brazil
325,000	BRL	10.000%, 01/01/12	1,924,664
94,000	BRL	10.000%, 01/01/13	542,035

		TOTAL SOVEREIGN BONDS	2,466,699

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.6%)#
		Information Technology (0.6%)
315		Apple, Inc. Call, 01/19/13, Strike $290.00	2,855,475
5,800		EMC Corp. Call, 01/19/13, Strike $25.00	2,320,000
265		Google, Inc. Call, 01/21/12, Strike $600.00	1,697,325
3,600		Oracle Corp. Call, 01/19/13, Strike $30.00	2,268,000

		TOTAL PURCHASED OPTIONS	9,140,800

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $59,534,029)	60,933,615

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.0%)
		Consumer Discretionary (0.6%)
82,933		Stanley Black & Decker, Inc. 4.750%	$9,680,769

		Consumer Staples (1.8%)
720,000		Archer-Daniels-Midland Companyµ 6.250%	30,038,400

		Energy (1.5%)
385,000		Apache Corp. 6.000%	25,194,400

		Financials (2.5%)
43,000		Bank of America Corp.µ 7.250%	42,591,500

		Materials (2.0%)
339,400		Vale, SAµ 6.750%	33,967,304

		Utilities (0.6%)
200,000		NextEra Energy, Inc. 7.000%	9,910,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $145,483,019)	151,382,373

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (1.9%)+*
		Energy (0.7%)
485,000		Barclays Capital, Inc. (Nabors Industries, Ltd.) 12.000%, 06/04/11	11,392,650

		Materials (1.2%)
212,800		Credit Suisse Group (Barrick Gold Corp.) 11.000%, 05/24/11	10,284,624
239,000		Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	9,779,880

			20,064,504

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $31,510,101)	31,457,154

NUMBER OF
SHARES			VALUE

COMMON STOCKS (74.1%)
		Consumer Discretionary (4.4%)
100,000		Amazon.com, Inc.µ#	16,964,000
800,000		Carnival Corp.µ	35,768,000
300,000		CBS Corp.µ	5,949,000
400,000		Harley-Davidson, Inc.µ	15,860,000

			74,541,000

		Consumer Staples (7.2%)
1,275,000		Coca-Cola Companyµ	80,133,750
600,000	GBP	Diageo, PLC	11,534,680
250,000		Kimberly-Clark Corp.µ	16,182,500
450,000		Sysco Corp.µ	13,113,000

			120,963,930

		Energy (14.4%)
800,000		BP, PLCµ	37,976,000
665,000		Chevron Corp.µ	63,128,450
17,000,000	HKD	CNOOC, Ltd.	37,841,134
775,000		ConocoPhillipsµ	55,381,500
100,000		Diamond Offshore Drilling, Inc.	7,171,000
575,000		Marathon Oil Corp.µ	26,277,500
50,000	EUR	Technip, SA	4,857,473
150,000	EUR	TOTAL, SA	8,777,447

			241,410,504

		Financials (3.8%)
42,000		American International Group, Inc.#	1,694,700
500,000		Bank of America Corp.µ	6,865,000
1,727,457		Citigroup, Inc.µ#	8,326,343
600,000		JPMorgan Chase & Company	26,964,000
158,074		Lincoln National Corp.µ	4,558,854
271,950		MetLife, Inc.µ	12,447,151
71,676		Wells Fargo & Companyµ	2,323,736

			63,179,784

		Health Care (14.0%)
925,000		Bristol-Myers Squibb Companyµ	23,291,500
300,000		Eli Lilly and Companyµ	10,431,000
945,000		Johnson & Johnsonµ	56,482,650
2,559,134		Merck & Company, Inc.µ	84,886,475
3,300,000		Pfizer, Inc.µ	60,126,000

			235,217,625

		Industrials (10.7%)
312,192		Avery Dennison Corp.µ	13,140,161
230,000		Boeing Companyµ	15,980,400
85,000		Eaton Corp.µ	9,176,600
3,135,000		General Electric Companyµ	63,138,900
480,000		Honeywell International, Inc.µ	26,884,800
450,000		Masco Corp.µ	5,994,000
135,000	EUR	Siemens, AG	17,306,129
335,000		United Technologies Corp.µ	27,235,500

			178,856,490

		Information Technology (11.9%)
1,550,000		Applied Materials, Inc.	24,319,500
600,000		eBay, Inc.µ#	18,216,000
384,000	TWD	HTC Corp.	12,908,556
1,787,000		Intel Corp.µ	38,349,020
1,625,000		Microsoft Corp.µ	45,053,125
300,000		Nintendo Company, Ltd.µ	10,151,970
2,200,000		Nokia Corp.µ	23,540,000
510,000		QUALCOMM, Inc.µ	27,606,300

			200,144,471

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Materials (3.7%)
400,000		Dow Chemical Companyµ	$14,192,000
432,054		Freeport-McMoRan Copper & Gold, Inc.	46,985,872

			61,177,872

		Telecommunication Services (4.0%)
1,225,000		AT&T, Inc.µ	33,712,000
450,000	EUR	France Telecom, SA	9,814,564
153,385		Frontier Communications Corp.	1,406,541
639,000		Verizon Communications, Inc.µ	22,761,180

			67,694,285

		TOTAL COMMON STOCKS (Cost $1,440,169,418)	1,243,185,961

WARRANTS (0.0%)
		Financials (0.0%)
0		American International Group, Inc.# 0.000%, 01/19/21 (Cost $3)	3

SHORT TERM INVESTMENT (2.4%)
40,822,154		Fidelity Prime Money Market Fund - Institutional Class (Cost $40,822,154)	40,822,154

TOTAL INVESTMENTS (133.4%) (Cost $2,414,418,253)			2,237,900,981

LIABILITIES, LESS OTHER ASSETS (-33.4)%			(560,084,467)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0)%			$1,677,816,514

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $60,857,679 or 3.6% of net assets applicable to common shareholders.
**	General Motors filed for bankruptcy on June 1, 2009 and the bankruptcy plan transferred the assets and liabilities of the company into one of four trusts. The General Unsecured Creditors Trust will resolve the outstanding claims and distribute common stock and warrants of the new General Motors in lieu of cash proceeds.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,068,797,667. $510,412,416 of the collateral has been re-registered by the counterparty.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $35,460,339.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	$108,100,000	$(2,408,017)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	90,000,000	(3,777,450)

BNP Paribas, SA	2.9700% quarterly	3 month LIBOR	07/03/14	75,000,000	(4,063,975)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	60,000,000	(1,200,503)

BNP Paribas, SA	3.3550% quarterly	3 month LIBOR	06/09/14	60,000,000	(4,178,885)

BNP Paribas, SA	2.1350% quarterly	3 month LIBOR	07/03/12	52,000,000	(1,258,752)

BNP Paribas, SA	2.4700% quarterly	3 month LIBOR	06/11/12	40,000,000	(1,198,129)

					$(18,085,711)

See accompanying Notes to Schedule of Investments

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below grade debt securities.

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2011.

NOTE 2 –	INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:

Cost basis of Investments	$2,536,308,584

Gross unrealized appreciation	111,714,503
Gross unrealized depreciation	(410,122,106)

Net unrealized appreciation (depreciation)	$(298,407,603)

NOTE 3 –	BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $1,080,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2011, the average borrowings under the Agreement and the average interest rate were $539,000,000 and 1.28%, respectively. As of January 31, 2011, the amount of such outstanding borrowings is $539,000,000. The interest rate applicable to the borrowings on January 31, 2011 was 1.25%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair value of such Lent Securities against the Current Borrowings.

NOTE 4 –	INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 –	SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity.

Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 –	STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 –	VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities (including U.S. government and government agency obligations) are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$451,563,817	$—	$451,563,817
Convertible Bonds		212,150,889		212,150,889
U.S. Government and Agency Securities		22,674,331		22,674,331
Sovereign Bonds		23,730,684		23,730,684
Synthetic Convertible Securities (Corporate Bonds)		46,966,960		46,966,960
Synthetic Convertible Securities (U.S. Government and Agency Securities)		2,359,156		2,359,156
Synthetic Convertible Securities (Sovereign Bonds)		2,466,699		2,466,699
Synthetic Convertible Securities (Purchased Options)	9,140,800			9,140,800
Convertible Preferred Stocks	126,187,973	25,194,400		151,382,373
Structured Equity-Linked Securities		31,457,154		31,457,154
Common Stocks	1,140,145,978	103,039,983		1,243,185,961
Warrants	3			3
Short Term Investment	40,822,154			40,822,154

	$1,316,296,908	$921,604,073	$—	$2,237,900,981

Liabilities:
Interest Rate Swaps		18,085,711		18,085,711

Total	$—	$18,085,711	$—	$18,085,711

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011